Divestiture of Subsidiary - Summary of Net Gain Recognized in Connection with Divestiture (Parenthetical) (Detail) $ in Thousands	Apr. 01, 2013 USD ($)
2GIG
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash	$ 3,383